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Stradley, Ronon, Stevens & Young, LLP
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Washington, D.C. 20036
(202) 822-9611
1933 Act Rule 497(j)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

Direct Dial: (202) 419-8429
April 29, 2010

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Nationwide Variable Insurance Trust (the “Registrant”)
SEC File Nos. 002-73024 and 811-03213
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the prospectuses for each of the following funds:

NVIT BOND INDEX FUND
NVIT CARDINAL AGGRESSIVE FUND
NVIT CARDINAL BALANCED FUND
NVIT CARDINAL CAPITAL APPRECIATION FUND
NVIT CARDINAL CONSERVATIVE FUND
NVIT CARDINAL MODERATE FUND
NVIT CARDINAL MODERATELY AGGRESSIVE FUND
NVIT CARDINAL MODERATELY CONSERVATIVE FUND
NVIT INTERNATIONAL INDEX FUND
NVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
NVIT INVESTOR DESTINATIONS BALANCED FUND
NVIT INVESTOR DESTINATIONS CAPITAL APPRECIATION FUND
NVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
NVIT INVESTOR DESTINATIONS MODERATE FUND
NVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
NVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
NVIT MID CAP INDEX FUND
NVIT S&P 500 INDEX FUND
NVIT SMALL CAP INDEX FUND

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 138/139 to the Registration Statement of the Registrant that has been filed electronically on April 23, 2010.

Post-Effective Amendment Nos. 138/139 will become effective with the Securities and Exchange Commission on April 30, 2010.

If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8429.

Very truly yours,

/s/ Peter M. Hong
Peter M. Hong